Description of the Plan - Related Party and Party-in-Interest Transactions (Details) - EBP 025 - FORD MOTOR COMPANY - Common stock - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Number of shares held	67.6	72.7
Net purchases/ (sales)	$ 169.6
Dividends received	54.1
Reinvested amount	$ 43.5